CERTAIN RISKS AND CONCENTRATION - Foreign Currency and Major Customers (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CERTAIN RISKS AND CONCENTRATION
Cash and cash equivalents, restricted cash, short-term investments, restricted short-term and long-term investments	¥ 33,042
Group Revenues | Foreign Currency Concentration Risk
CERTAIN RISKS AND CONCENTRATION
Threshold concentration risk percentage (in %)	66.20%
Accounts Receivables | Customer Concentration Risk - Largest Customer
CERTAIN RISKS AND CONCENTRATION
Threshold concentration risk percentage (in %)	10.00%	10.00%	10.00%
Accounts Receivables | Customer Concentration Risk - Largest Customer | Three customers
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	7.70%	5.10%	5.40%
Percentage held by financial institutions | Credit concentration | Inside China (including Hong Kong and Taiwan)
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	86.00%
Percentage held by financial institutions | Credit concentration | USA
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	11.00%
Percentage held by financial institutions | Credit concentration | Vietnam
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	2.00%